Postretirement Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Postretirement Plan [Abstract]
Matching contribution, percentage	50.00%	50.00%
Employer contribution, percet of employee's gross pay	6.00%	6.00%
Contribution, amount	$ 0.1	$ 0.1